CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares outstanding		198.3
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	5,000	5,000	5,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, Shares outstanding	0	0	0
Common stock, par Value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	5,000	5,000	5,000
Common stock, shares issued	4,789.6	4,801.7	4,801.7
Common stock, shares outstanding	4,789.6	4,801.7	4,801.7
Put Options Written
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	5,000	5,000	5,000
Common stock, shares issued	210.4	198.3	198.3
Common stock, shares outstanding	210.4	198.3	198.3